Document and Entity Information	Total
Prospectus:
Document Type	N-1A/A
Document Period End Date	Aug. 28, 2024
Entity Registrant Name	Palmer Square FUNDS TRUST
Entity Central Index Key	0002014487
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 28, 2024
Document Effective Date	Aug. 28, 2024
Prospectus Date	Aug. 28, 2024
Palmer Square Credit Opportunities ETF | Palmer Square Credit Opportunities ETF
Prospectus:
Trading Symbol	PSQO
Palmer Square CLO Senior Debt ETF | Palmer Square CLO Senior Debt ETF
Prospectus:
Trading Symbol	PSQA
Palmer Square CLO Debt ETF | Palmer Square CLO Debt ETF
Prospectus:
Trading Symbol	PSQB